LOANS	3 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE 4 – LOANS

Loans from Directors and Officer - Related Parties

Loans from Directors and an Officer at September 30, 2015 and June 30, 2015 were $59,360 and $79,416, respectively.  The loans bear no interest and are all past their due date and in default. The Company repaid cash of $13,549 (AUD$18,652) of these loans during the three months ended September 30, 2015.

Other Loans from Unrelated Parties

As of June 30, 2015, other loans from unrelated parties balance was $27,558. During the three months ended September 30, 2015, the Company repaid cash of $19,613 (AUD$27,000) and a foreign currency transaction gain of $1,667 resulting in a balance of $6,278 as of September 30, 2015.